UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:  028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900


Signature, Place and Date of Signing:


 /s/ John T. Lykouretzos           New York, New York            May 8, 2007
------------------------         --------------------         -----------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

  [X]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          32

Form 13F Information Table Value Total:  $1,203,069
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F File Number              Name

  1) 028-11651                  Hoplite Partners, L.P.
  2) 028-11652                  Hoplite Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
ADVANCE AUTO PARTS INC         COM             00751Y106    71,935   1,866,012   SH          SHARED      1,2           1,866,012
ALTRIA GROUP INC               COM             02209S103    57,077     650,000   SH          SHARED      1,2             650,000
AMERICAN HOME MTG INVT CORP    COM             02660R107     5,636     208,800   SH  CALL    SHARED      1,2             208,800
BARNES & NOBLE INC             COM             067774109    19,725     500,000   SH          SHARED      1,2             500,000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108       218           2   SH          SHARED      1,2                   2
BORDERS GROUP INC              COM             099709107    16,204     793,550   SH          SHARED      1,2             793,550
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH  112585104    23,872     456,800   SH          SHARED      1,2             456,800
COMCAST CORP NEW               CL A            20030N101    27,248   1,050,000   SH          SHARED      1,2           1,050,000
COMPTON PETE CORP              COM             204940100    64,903   6,445,200   SH          SHARED      1,2           6,445,200
DST SYS INC DEL                COM             233326107    68,076     905,267   SH          SHARED      1,2             905,267
DOMINOS PIZZA INC              COM             25754A201    13,449     414,206   SH          SHARED       1              414,206
DOWNEY FINL CORP               COM             261018105    10,004     155,000   SH          SHARED      1,2             155,000
FIDELITY NATL INFORMATION SV   COM             31620M106    69,882   1,537,226   SH          SHARED      1,2           1,537,226
FIDELITY NATIONAL FINANCIAL    CL A            31620R105    12,133     505,320   SH          SHARED      1,2             505,320
FIRST MARBLEHEAD CORP          COM             320771108    22,445     500,000   SH  CALL    SHARED      1,2             500,000
GATEHOUSE MEDIA INC            COM             367348109    10,034     494,300   SH          SHARED      1,2             494,300
GOLDMAN SACHS GROUP INC        COM             38141G104   157,039     760,000   SH  PUT     SHARED      1,2             760,000
GUITAR CTR MGMT INC            COM             402040109    75,084   1,664,100   SH          SHARED      1,2           1,664,100
INTERCONTINENTALEXCHANGE INC   COM             45865V100    22,768     186,300   SH          SHARED      1,2             186,300
LANDAMERICA FINL GROUP INC     COM             514936103    73,733     997,600   SH          SHARED      1,2             997,600
LIBERTY MEDIA HLDG CORP        INT COM SER A   53071M104    27,094   1,137,455   SH          SHARED      1,2           1,137,455
M/I HOMES INC                  COM             55305B101     9,956     375,000   SH          SHARED      1,2             375,000
MASTERCARD INC                 CL A            57636Q104    65,053     612,322   SH          SHARED      1,2             612,322
NCR CORP NEW                   COM             62886E108     4,777     100,000   SH          SHARED      1,2             100,000
NYMEX HOLDINGS INC             COM             62948N104    48,195     355,000   SH          SHARED      1,2             355,000
NATIONAL CINEMEDIA INC         COM             635309107    29,821   1,116,900   SH          SHARED      1,2           1,116,900
SPDR TR                        UNIT SER 1      78462F103    31,950     225,000   SH  PUT     SHARED      1,2             225,000
SOUTHWEST AIRLS CO             COM             844741108    40,940   2,785,000   SH          SHARED      1,2           2,785,000
TESCO CORP                     COM             88157K101    52,457   1,975,800   SH          SHARED      1,2           1,975,800
TIME WARNER CABLE INC          CL A            88732J108    11,241     300,000   SH          SHARED      1,2             300,000
WCI CMNTYS INC                 COM             92923C104     2,134     100,000   SH  PUT     SHARED      1,2             100,000
WELLPOINT INC                  COM             94973V107    57,987     715,000   SH          SHARED      1,2             715,000





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